PREPAID EXPENSES AND OTHER RECEIVABLE DISCLOSURE: Schedule of prepaid expenses and other receivable (Tables)	12 Months Ended
Mar. 31, 2018
Tables/Schedules
Schedule of prepaid expenses and other receivable
Year ended March 31,	2018	2017
	in 000'$	in 000'$
Prepaid expenses	$16	$48
Other receivable (i)	28	16
	$44	$64